UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: March 31, 2012
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Endowment Advisers, L.P.
Address:  4265 San Felipe, 8th Floor
          Houston, TX 77027

13F File Number: 028-12679

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Paul A. Bachtold
Title:  Chief Compliance Officer
Phone:  713-993-4686
Signature, Place and Date of Signing:

      Paul Bachtold,  Houston, TX    April 23, 2012


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total: 544197


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                                                   FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT/ PRN CALL DSCRETN MANAGERS    SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- ------- ------ ------
MARKET VECTORS ETF TR           GOLD MINER ETF   57060U100    59690   1204162 SH        SOLE         1204162
SPDR GOLD TRUST             	GOLD SHS         78463V107   107654    663956 SH        SOLE          663956
ISHARES TR                      BARCLYS 20+ YR   464287432   109899    979496 SH        SOLE          979496
OIL SVC HOLDRS TR               DEPOSTRY RCPT    678002106    43711   1076100 SH        SOLE         1076100
SELECT SECTOR SPDR TR           SBI INT-ENERGY   81369Y506    25923    361400 SH        SOLE          361400
MARKET VECTORS ETF TR           RUSSIA ETF       57060U506    29067    941000 SH        SOLE          941000
ISHARES INC                     MSCI JAPAN       464286848    28056   2756000 SH        SOLE         2756000
MARKET VECTORS ETF TR           AGRIBUS ETF      57060U605    37192    704000 SH        SOLE          704000
ISHARES TR                      MSCI EAFE INDEX  464287465    28932    527000 SH        SOLE          527000
ISHARES TR                      MSCI EMERG MKT   464287234    50169   1168350 SH        SOLE         1168350
SPDR SERIES TRUST               S&P OILGAS EXP   78464A730    23902    420000 SH        SOLE          420000